Net finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Schedule of Information About Finance Income and Costs

All figures in £ millions	Notes	2024	2023	2022
Interest payable on financial liabilities at amortised cost and associated derivatives		(48)	(34)	(32)
Interest on lease liabilities	35	(22)	(23)	(25)
Interest on deferred and contingent consideration		(2)	(4)	(5)
Fair value movements on investments held at fair value	15	(11)	–	–
Net foreign exchange losses		(3)	–	–
Interest on provisions for uncertain tax positions		(7)	–	(7)
Fair value movement on derivatives		(19)	(20)	(2)
Finance costs		(112)	(81)	(71)
Interest receivable on financial assets at amortised cost		25	16	18
Interest on lease receivables	35	4	4	5
Net finance income in respect of retirement benefits	25	21	26	9
Fair value movements on investments held at fair value	15	–	13	28
Net foreign exchange gains		–	3	1
Interest on provisions for uncertain tax positions		5	4	35
Fair value movement on derivatives		26	10	27
Finance income		81	76	123
Net finance (costs)/income		(31)	(5)	52